General	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	GENERAL
Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

As of September 30, 2020, our fleet comprises of ten LNG carriers, two Floating Storage Regasification Units ("FSRUs") (including one vessel under conversion to a FSRU) and two Floating Liquefaction Natural Gas vessels ("FLNGs") (including one vessel under conversion to a FLNG). We also operate, under management agreements, Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of ten vessels and Hygo Energy Transition Ltd's ("Hygo") fleet of three vessels. Collectively with Golar Partners and Hygo, our combined fleet is comprised of sixteen LNG carriers, nine FSRUs (including one vessel under conversion to a FSRU) and two FLNGs (including one vessel under conversion to a FLNG).

We are listed on the Nasdaq stock exchange under the symbol: GLNG.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.

Going concern

The consolidated financial statements have been prepared on a going concern basis.

To address our anticipated capital expenditures, scheduled repayments of long and short-term debts, debt facilities’ written put options, financing costs and working capital requirements over the next 12 months, we are in ongoing discussions with various financial institutions. The main items maturing that management considered from a liquidity standpoint were:

•The refinancing of the $150 million Term Loan facility due in December 2020;
•The refinancing of the $30 million Margin Loan facility due in December 2020;
•The extension of the Tundra facility's put option due to expire in June 2021; and
•Our ability to refinance assets, including our LNG carriers, to capitalize on existing low leverage ratios.

To address the refinancing of the $150 million Term Loan and $30 million Margin Loan facilities in December 2020, we have agreed to credit-approved terms for a new $100 million corporate revolving credit facility and are in advanced discussions with other financiers to fund the balance.

While we believe it is probable that we will be able to obtain the necessary funds and have a track record of successfully refinancing our existing debt requirements and sourcing new funding, primarily as a result of the strong fundamentals in relation to our assets (including contracted cash flows and existing leverage ratios), we cannot be certain that these will be executed in time or at all. Global financial markets and economic conditions have been and continue to be volatile, particularly with the COVID-19 pandemic. In this context, we continue to have productive discussions with financiers, and believe that these developments are not likely to have a material adverse effect on our ability to refinance existing facilities and access new funding sources.

Further, if market and economic conditions were to be favorable, we may also consider in conjunction with the refinancing of existing loans, further issuances of corporate debt or equity to increase liquidity to meet maturing obligations. To this aim, sources of funding for our medium and long-term obligations are continually reviewed by management and include a combination of new loans, refinancing of existing arrangements, public and private debt or equity offerings, and potential asset sales.

Accordingly, we believe that based on our plans, as outlined above, we will have sufficient resources to satisfy our obligations in the ordinary course of business for least the next 12 months as of November 30, 2020. To gauge our liquidity headroom, we have performed stress testing with respect to forecasted cash positions under various scenarios, which include using assumptions such as significantly reduced revenue contributions from our fleet for uncontracted periods without commensurate reduction in operating costs, and accordingly are confident in our ability to meet our obligations when falling due.